LONG-TERM DEPOSITS AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2013
LONG-TERM DEPOSITS AND PREPAYMENTS
Components of long-term deposits and prepayments

	2012	2013
	RMB	RMB
Prepayments for fixed assets	15,499,330	263,626,283
Unamortized debt issuance cost	32,396,007	127,815,384
Deposits paid to airline suppliers	126,190,327	127,011,881
Deposit paid to lessor	18,413,764	15,161,665
Deposit paid to travel bureau	110,000	2,051,195
Others	18,008,882	23,519,244
Total	210,618,310	559,185,652